Inventories - Summary of Detailed Information About Inventories Explanatory (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Inventories
Raw materials	¥ 34,910		¥ 23,251
Work-in-progress	29		2,260
Finished goods	7,488		10,092
Total inventories	¥ 42,427	$ 6,151	¥ 35,603